Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

September 30, 2019

VF50-QTLY-1119
1.837320.113

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.0%
	Shares	Value
Fidelity Contrafund (a)	5,796,291	$74,540,305
Fidelity Emerging Asia Fund (a)	305,378	13,152,638
Fidelity Emerging Markets Discovery Fund (a)	1,628,720	21,808,558
Fidelity Emerging Markets Fund (a)	2,782,304	88,393,790
Fidelity Equity-Income Fund (a)	1,314,332	78,123,878
Fidelity Europe Fund (a)	910,625	31,789,921
Fidelity Global Commodity Stock Fund (a)	4,301,832	51,665,008
Fidelity Gold Portfolio (a)	3,686,508	81,914,200
Fidelity International Capital Appreciation Fund (a)	971,918	21,294,719
Fidelity International Discovery Fund (a)	654,335	27,554,030
Fidelity International Enhanced Index Fund (a)	6,915,215	63,827,437
Fidelity International Small Cap Fund (a)	1,369,549	35,580,884
Fidelity International Small Cap Opportunities Fund (a)	1,843,632	34,236,253
Fidelity International Value Fund (a)	5,816,168	46,413,017
Fidelity Japan Fund (a)	6,007,439	91,793,668
Fidelity Japan Smaller Companies Fund (a)	4,421,975	74,996,703
Fidelity Large Cap Value Enhanced Index Fund (a)	1,098,623	14,501,827
Fidelity Low-Priced Stock Fund (a)	1,486,806	66,712,976
Fidelity Mega Cap Stock Fund (a)	7,701,798	112,061,157
Fidelity Overseas Fund (a)	5,989,513	288,395,060
Fidelity Pacific Basin Fund (a)	580,758	18,288,078
Fidelity Real Estate Investment Portfolio (a)	1,244,071	58,259,857
Fidelity Stock Selector All Cap Fund (a)	32,779,936	1,511,482,841
Fidelity Value Discovery Fund (a)	1,278,638	36,300,529
TOTAL EQUITY FUNDS
(Cost $2,816,853,863)		2,943,087,334

Fixed-Income Funds - 41.1%
Fidelity Floating Rate High Income Fund (a)	5,941,584	56,266,799
Fidelity Inflation-Protected Bond Index Fund (a)	25,321,236	258,023,394
Fidelity Long-Term Treasury Bond Index Fund (a)	7,724,284	114,860,098
Fidelity New Markets Income Fund (a)	3,649,796	53,943,988
Fidelity U.S. Bond Index Fund (a)	153,611,449	1,840,265,163
TOTAL FIXED-INCOME FUNDS
(Cost $2,214,869,530)		2,323,359,442

Money Market Funds - 6.7%
Fidelity Cash Central Fund 1.96% (b)	254,574,865	254,625,780
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.01% (a)(c)	122,260,814	122,297,492
TOTAL MONEY MARKET FUNDS
(Cost $376,910,179)		376,923,272
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.88% to 2.07% 10/17/19 to 12/26/19 (d)
(Cost $10,800,461)	10,820,000	10,801,996
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,419,434,033)		5,654,172,044
NET OTHER ASSETS (LIABILITIES) - 0.0%		(719,160)
NET ASSETS - 100%		$5,653,452,884

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	378	Dec. 2019	$56,293,650	$(667,519)	$(667,519)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,289	Dec. 2019	122,351,880	1,407,992	1,407,992
JPN Nikkei 225 Index(OSE) Contracts (Japan)	388	Dec. 2019	78,084,439	(1,939,977)	(1,939,977)

TOTAL SOLD					$(531,985)

TOTAL FUTURES CONTRACTS					$(1,199,504)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,801,996.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,472,715
Total	$4,472,715

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$81,424,422	$886,179	$21,343,918	$772,689	$140,174	$13,433,448	$74,540,305
Fidelity Diversified International Fund	84,215,670	5,025,865	100,676,840	--	6,561,730	4,873,575	--
Fidelity Emerging Asia Fund	4,851,952	8,654,121	1,696,821	--	86,948	1,256,438	13,152,638
Fidelity Emerging Markets Discovery Fund	8,544,213	15,144,022	2,960,435	--	(360,411)	1,441,169	21,808,558
Fidelity Emerging Markets Fund	12,349,217	81,270,020	12,922,580	--	516,891	7,180,242	88,393,790
Fidelity Equity-Income Fund	84,419,412	1,774,214	21,344,385	1,660,256	(1,283,538)	14,558,175	78,123,878
Fidelity Europe Fund	31,465,933	2,194,784	5,548,119	--	73,625	3,603,698	31,789,921
Fidelity Floating Rate High Income Fund	58,727,834	2,320,293	6,507,241	2,236,147	44,012	1,681,901	56,266,799
Fidelity Global Commodity Stock Fund	54,096,716	84,075	6,507,167	--	(292,716)	4,284,100	51,665,008
Fidelity Gold Portfolio	--	87,008,017	2,223,179	--	42,984	(2,913,622)	81,914,200
Fidelity Inflation-Protected Bond Index Fund	230,889,750	89,433,652	76,267,988	644,965	(2,089,191)	16,057,171	258,023,394
Fidelity International Capital Appreciation Fund	20,110,027	458,930	3,711,864	--	607,723	3,829,903	21,294,719
Fidelity International Discovery Fund	68,569,273	5,101,357	56,072,510	--	10,484,410	(528,500)	27,554,030
Fidelity International Enhanced Index Fund	65,120,150	3,635,944	11,071,163	--	(944,633)	7,087,139	63,827,437
Fidelity International Small Cap Fund	30,103,155	8,250,956	6,144,690	--	349,159	3,022,304	35,580,884
Fidelity International Small Cap Opportunities Fund	32,767,889	2,217,681	5,785,881	--	765,421	4,271,143	34,236,253
Fidelity International Value Fund	44,604,317	3,876,283	6,527,028	--	(729,191)	5,188,636	46,413,017
Fidelity Investments Money Market Government Portfolio Institutional Class 1.90%	272,552,553	1,719,322	274,271,875	1,751,732	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.01%	190,683,915	2,986,571	71,391,803	2,676,585	6,598	12,211	122,297,492
Fidelity Japan Fund	106,111,858	136,547	29,717,040	--	(132,307)	15,394,610	91,793,668
Fidelity Japan Smaller Companies Fund	66,948,708	--	--	--	--	8,047,995	74,996,703
Fidelity Large Cap Value Enhanced Index Fund	16,385,760	23,272	4,342,153	--	(233,380)	2,668,328	14,501,827
Fidelity Long-Term Treasury Bond Index Fund	146,915,068	45,061,793	91,469,105	2,122,841	(1,932,511)	16,284,853	114,860,098
Fidelity Low-Priced Stock Fund	78,901,999	5,191,870	21,347,214	5,075,084	(1,931,886)	5,898,207	66,712,976
Fidelity Mega Cap Stock Fund	123,459,126	9,385,309	32,017,683	9,212,741	(3,551,638)	14,786,043	112,061,157
Fidelity New Markets Income Fund	27,136,859	31,828,370	6,338,381	2,004,799	(338,829)	1,655,969	53,943,988
Fidelity Overseas Fund	230,833,465	59,690,008	49,082,456	--	3,969,092	42,984,951	288,395,060
Fidelity Pacific Basin Fund	16,637,686	1,339,700	2,996,785	--	(477,960)	3,785,437	18,288,078
Fidelity Real Estate Investment Portfolio	13,774,581	43,684,127	4,073,107	1,903,509	109,235	4,765,021	58,259,857
Fidelity Stock Selector All Cap Fund	1,501,902,653	80,603,456	354,668,264	(38,370)	(9,020,460)	292,665,456	1,511,482,841
Fidelity U.S. Bond Index Fund	1,852,773,265	182,145,986	305,747,746	38,336,080	(1,174,868)	112,268,526	1,840,265,163
Fidelity Value Discovery Fund	41,266,067	552,894	10,675,427	496,057	(8,049)	5,165,044	36,300,529
	$5,598,543,493	$781,685,618	$1,605,450,848	$68,855,115	$(743,566)	$614,709,571	$5,388,744,268

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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